As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 11.61%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost, $496,770) (a)(c)	09/15/2045	0.51%	$521,886	$507,102
American Express Credit Account Master Trust
Series 2009-2 A (c)	03/15/2017	1.41%	150,000	150,679
Series 2012-2 A	03/15/2018	0.68%	2,500,000	2,504,630
AmeriCredit Automobile Receivables Trust, 2012-1 A3	09/08/2016	1.23%	1,950,003	1,953,555
Atlantic City Electric Transition Funding LLC
Series 2002-1 A3	07/20/2017	4.91%	66,293	67,938
Series 2003-1 A3	10/20/2020	5.05%	1,100,000	1,203,402
BA Credit Card Trust, 2007-A6 A6 (c)	09/15/2016	0.22%	1,000,000	999,987
Cabela's Master Credit Card Trust
Series 2010-2A A2 (Acquired 12/27/2012 and 02/08/2013, Cost, $2,290,446) (a)(c)	09/15/2018	0.86%	2,275,000	2,289,098
Series 2012-1A A1 (Acquired 05/08/2012 and 07/23/2012, Cost, $1,514,521) (a)	02/18/2020	1.63%	1,500,000	1,516,736
California Republic Auto Receivables Trust 2013-2 A2	03/15/2019	1.23%	1,000,000	1,002,043
Capital One Multi-Asset Execution Trust, 2007-A2 A2 (c)	12/15/2019	0.24%	2,000,000	1,988,236
Carfinance Capital Auto Trust 2013-1A A (Acquired 05/21/2013, Cost, $1,275,298) (a)	07/17/2017	1.65%	1,275,326	1,279,868
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 08/25/2011, 05/10/2013 and 05/15/2013, Cost, $1,892,173) (a)	08/15/2019	3.46%	1,792,000	1,896,325
CenterPoint Energy Transition Bond Co. IV LLC, A-1	04/15/2018	0.90%	2,461,750	2,474,047
Citibank Credit Card Issuance Trust, 2013-A12 (Acquired 03/19/2014, Cost, $1,000,000) (a)(c)	11/07/2018	0.47%	1,000,000	999,863
Citibank Omni Master Trust, 2009-A14A A14 (Acquired 08/22/2013, Cost, $1,513,423) (a)(c)	08/15/2018	2.91%	1,500,000	1,514,601
Discover Card Execution Note Trust
Series 2011-A3 A (c)	03/15/2017	0.37%	1,000,000	1,000,280
Series 2012-A1 A1	08/15/2017	0.81%	700,000	702,444
Series 2013-A1 A1 (c)	08/17/2020	0.46%	1,000,000	1,000,468
Dryrock Issuance Trust, 2012-2 A	08/15/2018	0.64%	1,500,000	1,498,567
Entergy Texas Restoration Funding LLC, 2009-A A1	02/01/2016	2.12%	784,995	791,829
Fifth Third Auto Trust, 2013-A B	04/15/2019	1.21%	1,500,000	1,502,553
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	3,000,000	3,003,885
Gracechurch Card Funding PLC, 2012-1A A1 (Acquired 03/02/2012, 05/15/2013 and 03/19/2014, Cost, $2,555,223) (a)(b)(c)	02/15/2017	0.86%	2,550,000	2,559,950
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2 A2 (Acquired 05/17/2013, Cost, $2,249,998) (a)	05/16/2044	1.15%	2,250,000	2,242,350
Series 2013-T1 D2 (Acquired 01/16/2013, Cost, $750,000) (a)	01/16/2046	3.23%	750,000	756,000
Series 2013-T7 A7 (Acquired 03/28/2014, Cost, $438,350) (a)	11/15/2046	1.98%	440,000	440,572
Invitation Homes 2013-SFR1 Trust A (Acquired 11/05/2013, Cost, $1,244,628) (a)(c)	12/17/2030	1.40%	1,244,628	1,244,632
Newcastle Investment Trust, 2011-MH1 A (Acquired 10/24/2012, Cost, $270,065) (a)	12/10/2033	2.45%	267,568	269,719
Nissan Auto Lease Trust, 2012-A A3	05/15/2015	0.98%	535,196	535,628
Porsche Financial Auto Securitization Trust, 2011-1 A4 (Acquired 12/13/2011, Cost, $438,123) (a)	12/17/2018	1.19%	437,560	437,941
SMART Trust/Australia, 2012-2USA A3B (Acquired 02/08/2013, Cost, $1,005,127) (a)(b)(c)	10/14/2016	1.11%	1,000,000	1,004,210
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	65,076	69,756
TOTAL ASSET BACKED SECURITIES (Cost $41,361,773)				41,408,894

CORPORATE BONDS: 37.13%
Administrative and Support and Waste Management and Remediation Services: 0.76%
Waste Management, Inc.	09/01/2016	2.60%	840,000	869,894
Xstrata Finance (Canada) Ltd. (Acquired 02/14/2012 and 03/12/2013, Cost, $1,813,329) (a)(b)	01/15/2017	3.60%	1,750,000	1,822,553
				2,692,447
Finance and Insurance: 17.03%
Aflac Inc.	02/15/2017	2.65%	1,750,000	1,822,347
Allied World Assurance Co., Ltd. (b)	08/01/2016	7.50%	1,500,000	1,705,823
American Express Credit Corp.	09/19/2016	2.80%	1,000,000	1,042,901
American International Group, Inc.	09/15/2016	4.88%	1,500,000	1,636,497
Asciano Finance Limited (Acquired 03/12/2014, Cost, $2,163,499) (a)(b)	04/07/2018	5.00%	2,000,000	2,147,636
Australia & New Zealand Banking Group Ltd. (Acquired 11/15/2011, Cost, $995,930) (a)(b)	11/23/2016	2.40%	1,000,000	1,032,950
Bank Of America, N.A.	11/14/2016	1.13%	4,475,000	4,462,931
Barclays Bank PLC (b)	09/22/2016	5.00%	1,000,000	1,095,007
Berkshire Hathaway Inc.	08/15/2016	2.20%	860,000	888,577
Boeing Capital Corp.	08/15/2018	2.90%	1,250,000	1,306,880
Capital One Financial Corp.	09/01/2016	6.15%	1,000,000	1,116,010
Citigroup, Inc.	12/15/2015	4.59%	3,465,000	3,675,149
Citigroup, Inc.	11/21/2017	6.13%	1,000,000	1,145,015
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,503,547) (a)(b)	10/01/2017	3.00%	1,500,000	1,558,815
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	1,060,000	1,063,293
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,080,127
Ford Motor Credit Company LLC	01/17/2017	1.50%	1,500,000	1,495,534
General Electric Capital Corp.	04/27/2017	2.30%	1,820,000	1,874,043
General Electric Capital Corp.	05/01/2018	5.63%	1,500,000	1,714,322
Goldman Sachs Group, Inc./The	09/01/2017	6.25%	4,135,000	4,722,050
Hartford Financial Services Group, Inc./The	03/30/2015	4.00%	1,000,000	1,033,468
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,589,221
Heineken N.V. (Acquired 10/02/2012, Cost, $996,700) (a)(b)	10/01/2017	1.40%	1,000,000	995,631
ING Bank N.V. (Acquired 02/29/2012 and 10/23/2012, Cost, $1,526,590) (a)(b)	03/07/2017	3.75%	1,500,000	1,594,582
JPMorgan Chase & Co.	10/01/2015	5.15%	3,105,000	3,295,181
Morgan Stanley	02/25/2016	1.75%	1,565,000	1,585,192
Morgan Stanley (c)	10/18/2016	0.69%	1,000,000	997,505
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	1,250,000	1,265,543
Nordea Bank AB (Acquired 02/12/2013, Cost, $1,042,096) (a)(b)	03/20/2017	3.13%	1,000,000	1,050,210
Private Export Funding Corp.	05/15/2015	4.55%	750,000	786,185
Private Export Funding Corp.	02/15/2017	1.38%	780,000	786,094
Rabobank Nederland (b)	01/19/2017	3.38%	1,000,000	1,060,184
Royal Bank of Scotland Group Public Limited Co./The (b)	09/18/2015	2.55%	1,000,000	1,021,209
Simon Property Group LP	03/01/2017	5.88%	1,000,000	1,120,442
Toyota Motor Credit Corp.	05/22/2017	1.75%	790,000	801,401
UBS AG (b)	12/20/2017	5.88%	872,000	999,113
Ventas Realty LP / Ventas Capital Corp.	11/30/2015	3.13%	1,000,000	1,037,712
Vornado Realty L.P.	04/01/2015	4.25%	815,000	836,613
WellPoint, Inc.	01/15/2018	1.88%	1,250,000	1,240,640
Wells Fargo & Co.	06/15/2016	3.68%	1,000,000	1,060,342
				60,742,375
Health Care and Social Assistance: 0.81%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,862,331
Quest Diagnostics Inc.	11/01/2015	5.45%	320,000	341,867
Quest Diagnostics Inc.	07/01/2017	6.40%	610,000	692,262
				2,896,460
Information: 1.43%
AT&T Inc.	02/12/2016	0.90%	945,000	944,823
Comcast Corp.	02/15/2018	5.88%	1,000,000	1,145,014
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	1,500,000	1,532,742
Verizon Communications, Inc.	09/14/2018	3.65%	1,400,000	1,490,345
				5,112,924
Management of Companies and Enterprises: 0.97%
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,784,746
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	1,500,000	1,668,591
				3,453,337
Manufacturing: 7.88%
ACTAVIS, Inc.	10/01/2017	1.88%	1,500,000	1,493,256
Anheuser-Busch Companies LLC	10/15/2016	5.05%	1,500,000	1,652,379
Cisco Systems, Inc.	03/14/2017	3.15%	1,285,000	1,358,920
ConAgra Foods, Inc.	01/25/2018	1.90%	1,500,000	1,487,335
Dow Chemical Co./The	02/15/2016	2.50%	1,290,000	1,328,598
Dr Pepper Snapple Group, Inc.	01/15/2016	2.90%	1,000,000	1,036,559
Eastman Chemical Co.	06/01/2017	2.40%	2,000,000	2,037,998
Ecolab Inc.	12/08/2017	1.45%	1,500,000	1,480,905
EMC Corp.	06/01/2018	1.88%	1,750,000	1,748,833
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,017,049
Hewlett-Packard Co.	12/01/2020	3.75%	1,500,000	1,523,708
Kellogg Co.	05/21/2018	3.25%	1,500,000	1,566,624
Lorillard Tobacco Co.	08/21/2017	2.30%	1,500,000	1,530,507
Motorola Solutions, Inc.	11/15/2017	6.00%	1,250,000	1,428,805
Procter & Gamble Co./The	08/15/2016	1.45%	800,000	811,597
Reynolds American Inc.	10/30/2015	1.05%	1,800,000	1,798,594
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,614,911
Thermo Fisher Scientific Inc.	08/15/2016	2.25%	1,150,000	1,178,627
Tyco International Finance S.A. (b)	10/15/2015	3.38%	1,000,000	1,034,803
Zoetis Inc.	02/01/2018	1.88%	1,000,000	993,158
				28,123,166
Mining, Quarrying, and Oil and Gas Extraction: 3.90%
Anadarko Petroleum Corp.	09/15/2017	6.38%	1,000,000	1,144,815
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,029,573
Ensco PLC (b)	03/15/2016	3.25%	1,575,000	1,642,322
Noble Holding International, Ltd. (b)	08/01/2015	3.45%	1,150,000	1,187,679
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	419,447
Petrobras International Finance Co. (b)	02/06/2017	3.50%	880,000	889,506
Phillips 66	05/01/2017	2.95%	1,500,000	1,564,763
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,507,816
Teck Resources Ltd. (b)	08/15/2017	3.85%	2,000,000	2,111,892
Transocean Inc. (b)	10/15/2017	2.50%	1,500,000	1,509,667
Vale Overseas Ltd. (b)	01/11/2016	6.25%	825,000	895,382
				13,902,862
Professional, Scientific, and Technical Services: 0.26%
Computer Sciences Corp.	03/15/2018	6.50%	795,000	915,779

Real Estate and Rental and Leasing: 0.26%
Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 05/14/2012, Cost, $903,340) (a)	05/11/2015	3.13%	900,000	922,175

Retail Trade: 0.91%
BP Capital Markets (b)	11/01/2016	2.25%	1,000,000	1,031,935
Tesco PLC (Acquired 07/17/2013, Cost, $2,220,409) (a)(b)	11/15/2017	5.50%	2,000,000	2,229,754
				3,261,689
Transportation and Warehousing: 1.04%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	769,392
GATX Corp.	07/30/2018	2.38%	2,000,000	1,995,354
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	932,750
				3,697,496
Utilities: 0.59%
Exelon Generation Co., LLC	10/01/2019	5.20%	1,000,000	1,093,108
Sempra Energy	04/01/2017	2.30%	1,000,000	1,022,486
				2,115,594
Wholesale Trade: 1.29%
B.A.T. International Finance P.L.C. (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,018,070
Express Scripts Holding Co.	11/15/2016	3.50%	1,500,000	1,588,196
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost, $2,027,974) (a)	04/10/2017	1.75%	2,000,000	2,003,780
				4,610,046
TOTAL CORPORATE BONDS (Cost $131,408,524)				132,446,350

MORTGAGE BACKED SECURITIES: 22.06%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,787,522
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12 A4 (c)	09/11/2038	5.71%	2,235,000	2,432,874
Series 2005-PW10 A4 (c)	12/11/2040	5.41%	2,250,000	2,360,729
CD 2005-CD1 Commercial Mortgage Trust, 2005-CD1 A4 (c)	07/15/2044	5.22%	254,332	267,028
COMM 2012-CCRE2 Mortgage Trust, 2012-CR2 A1	08/15/2045	0.82%	2,040,796	2,034,390
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2	10/15/2045	1.80%	2,000,000	1,994,912
COMM 2012-LC4 Mortgage Trust, 2012-LC4 A1	12/10/2044	1.16%	576,827	578,727
Commercial Mortgage Trust, 2007-GG11 A4	12/10/2049	5.74%	1,250,000	1,392,266
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost, $2,786,120) (a)(c)	07/25/2028	2.50%	2,854,814	2,766,837
Series 2013-IVR4 A3 (Acquired 06/12/2013, Cost, $2,938,123) (a)(c)	07/25/2043	3.00%	2,892,853	2,849,392
DBUBS 2011-LC3 Mortgage Trust, A2	08/10/2044	3.64%	1,990,000	2,092,923
Extended Stay America Trust
Series 2013-ESFL A2FL (Acquired 01/24/2013, Cost, $1,565,000) (a)(c)	12/05/2031	0.85%	1,565,000	1,566,008
Series 2013-ESFL A1FL (Acquired 01/24/2013, Cost, $782,652) (a)(c)	12/05/2031	0.95%	782,652	784,369
Fannie Mae-Aces
Series 2009-M1 A1	07/25/2019	3.40%	452,901	472,521
Series 2012-M8 ASQ1	12/25/2019	1.17%	1,241,261	1,246,875
Fannie Mae Connecticut Avenue Securities 2013-CO1 M1 (c)	10/25/2023	2.15%	2,115,484	2,154,811
Fannie Mae Pool	01/01/2016	2.67%	378,082	378,022
Fannie Mae Pool	02/01/2021	3.50%	113,384	119,368
Fannie Mae Pool	06/01/2021	3.50%	149,768	157,641
Fannie Mae Pool	08/01/2021	3.00%	398,927	414,321
Fannie Mae Pool	09/01/2021	3.00%	476,123	494,521
Fannie Mae Pool	11/01/2021	3.00%	907,842	942,908
Fannie Mae Pool	12/01/2025	3.50%	607,804	637,616
Fannie Mae Pool	09/01/2026	3.50%	593,503	622,489
Fannie Mae Pool (c)	10/01/2033	2.55%	1,355,806	1,449,893
FDIC Commercial Mortgage Trust
Series 2011-C1 A (Acquired 06/06/2012, Cost, $173,125) (a)(c)	04/25/2031	1.84%	172,107	172,871
Series 2012-C1 A (Acquired 05/10/2012, Cost, $519,383) (a)(c)	05/25/2035	0.84%	519,384	519,872
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $730,229) (a)(c)	12/04/2020	0.88%	727,438	731,721
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $823,131) (a)	04/25/2038	3.25%	809,755	833,513
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $484,947) (a)(c)	02/25/2048	0.70%	485,706	485,948
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A1	06/25/2016	1.34%	476,436	478,546
Series K703 A1	01/25/2018	1.87%	576,791	588,494
Series K709 A1	10/25/2018	1.56%	1,520,324	1,530,251
Fosse Master Issuer PLC, 2011-1A A2 (Acquired 09/30/2011 and 06/27/2012, Cost, $1,008,502) (a)(b)(c)	10/19/2054	1.64%	1,008,401	1,011,527
Freddie Mac REMICS, 3855 HE	02/15/2026	2.50%	53,315	54,666
Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M1 (c)	11/25/2023	1.60%	1,876,143	1,886,687
FREMF Mortgage Trust 2013-KF02 (Acquired 11/01/2013, Cost, $1,447,163) (a)(c)	12/25/2045	2.82%	1,447,163	1,474,795
GS Mortgage Securities Corp. II, 2005-GG4 A4A	07/10/2039	4.75%	238,402	245,103
GS Mortgage Securities Trust
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $1,454,456) (a)	12/10/2043	3.85%	1,372,289	1,448,405
Series 2011-GC5 A2	08/10/2044	3.00%	1,715,000	1,783,430
Series 2007-GG10 A4 (c)	08/10/2045	5.82%	2,072,992	2,298,774
Holmes Master Issuer PLC, 2012-1A A2 (Acquired 01/18/2012, Cost, $803,838) (a)(b)(c)	10/15/2054	1.89%	803,838	812,625
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013 - FL3 A2 (Acquired 04/24/2013, Cost, $2,805,000) (a)(c)	04/15/2028	0.86%	2,805,000	2,797,455
Series 2013-JWRZ A (Acquired 05/22/2013, Cost, $2,960,000) (a)(c)	04/15/2030	0.94%	2,960,000	2,939,626
Series 2010-C1 A1 (Acquired 12/30/2011, Cost, $1,373,365) (a)	06/15/2043	3.85%	1,318,462	1,355,803
Series 2005-LDP5 A4 (c)	12/15/2044	5.24%	250,000	263,885
Series 2011-C3 A1 (Acquired 09/20/2011, Cost, $175,093) (a)	02/15/2046	1.87%	174,242	174,574
Series 2007-CIBC18 A3	06/12/2047	5.45%	183,760	187,406
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,400,000	1,564,013
Morgan Stanley Capital I Trust
Series 2008-TOP29 A4 (c)	01/11/2043	6.28%	1,250,000	1,438,944
Series 2011-C1 A2 (Acquired 09/20/2011 and 06/28/2012, Cost, $2,265,910) (a)	09/17/2047	3.88%	2,150,000	2,244,318
Motel 6 Trust, 2012-MTL6 A2 (Acquired 11/02/2012, Cost, $1,999,992) (a)	10/05/2025	1.95%	2,000,000	1,984,620
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.52%	2,304,837	2,309,905
Series 2011-R1 1A (c)	01/08/2020	0.60%	103,426	103,956
Series 2011-R2 1A (c)	02/06/2020	0.55%	2,772,643	2,782,325
Series 2011-R3 1A (c)	03/11/2020	0.56%	3,294,833	3,306,674
Series 2010-R1 1A (c)	10/07/2020	0.60%	331,885	333,836
Sequoia Mortgage Trust, 2013-1 1A1 (c)	02/25/2043	1.45%	1,388,973	1,328,778
Springleaf Mortgage Loan Trust
Series 2013-3A A (Acquired 10/04/2013, Cost, $1,854,875) (a)(c)	09/25/2057	1.87%	1,855,121	1,854,900
Series 2013-1A A (Acquired 04/03/2013, Cost, $2,050,539) (a)(c)	06/25/2058	1.27%	2,050,702	2,042,676
Series 2012-3A A (Acquired 10/18/2012, Cost, $659,234) (a)(c)	12/25/2059	1.57%	659,320	658,957
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $666,691) (a)	10/16/2050	4.55%	666,698	674,905
TOTAL MORTGAGE BACKED SECURITIES (Cost $79,050,338)				78,703,747

MUNICIPAL BONDS: 2.13%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	822,699
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2018	1.52%	766,684	772,365
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	850,000	888,233
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,009,920
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,486,590
State of Ohio	08/01/2017	3.33%	1,500,000	1,605,990
TOTAL MUNICIPAL BONDS (Cost $7,616,985)				7,585,797

FOREIGN GOVERNMENT BOND: 0.26%
Hydro-Quebec (b)	06/30/2016	2.00%	900,000	924,753
TOTAL FOREIGN GOVERNMENT BOND (Cost $910,346)				924,753

U.S. GOVERNMENT AGENCY ISSUES: 4.68%
Federal Home Loan Mortgage Corp.	08/20/2014	1.00%	4,000,000	4,011,796
Federal Home Loan Mortgage Corp.	08/27/2014	1.00%	3,000,000	3,008,922
Federal Home Loan Mortgage Corp.	09/10/2015	1.75%	1,000,000	1,021,300
Federal Home Loan Mortgage Corp.	08/25/2016	2.00%	1,500,000	1,548,700
Federal National Mortgage Association	05/15/2014	2.50%	1,500,000	1,504,406
Federal National Mortgage Association	10/30/2014	0.63%	1,060,000	1,062,900
Federal National Mortgage Association	12/19/2014	0.75%	3,500,000	3,515,596
Federal National Mortgage Association	07/28/2015	2.38%	1,000,000	1,028,301
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,646,809)				16,701,921

U.S. GOVERNMENT NOTES: 2.50%
United States Treasury Note	10/15/2015	0.25%	5,000,000	4,999,805
United States Treasury Note	10/31/2017	0.75%	4,000,000	3,935,312
TOTAL U.S. GOVERNMENT NOTES (Cost $8,929,114)				8,935,117

MONEY MARKET FUND: 3.17%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.05% (d)			11,326,045	11,326,045
TOTAL MONEY MARKET FUND (Cost $11,326,045)				11,326,045

TOTAL INVESTMENTS (Cost $297,249,934): 83.54%				298,032,624
Other Assets in Excess of Liabilities: 16.46% (e)				58,708,644
TOTAL NET ASSETS: 100.00%				$356,741,268

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2014, the fair value of these securities total $69,308,362 which represents 19.43% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2014.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments, continued
March 31, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows(1):

Cost of investments	$297,249,934

Gross unrealized appreciation	$1,897,746
Gross unrealized depreciation	(1,115,056)
Net unrealized appreciation	$782,690

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of March 31, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$41,408,894	$-	$41,408,894
Corporate Bonds	-	132,446,350	-	132,446,350
Mortgage Backed Securities	-	78,703,747	-	78,703,747
Municipal Bonds	-	7,585,797	-	7,585,797
Foreign Government Bond	-	924,753	-	924,753
U.S. Government Agency Issues	-	16,701,921	-	16,701,921
U.S. Government Notes	-	8,935,117	-	8,935,117
Money Market Fund	11,326,045	-	-	11,326,045
Total Investments	$11,326,045	$286,706,579	$-	$298,032,624

Swap Contracts*
Long Total Return Swap Contacts	$-	$(34,915,416)	$-	$(34,915,416)
Total Swap Contracts	$-	$(34,915,416)	$-	$(34,915,416)

See the consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The Fund did not hold any Level 3 assets during the period.  There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report.  Transfers between levels are recognized at the end of the reporting period.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Managed Futures Index^	$410,769,768	$(34,915,416)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards,and currency derivative contracts and other similar investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts, continued
March 31, 2014 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Managed Futures Strategy Fund at March 31, 2014 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts:
LoCorr Managed Futures Index	$-	$34,915,416	$(34,915,416)
Total Long Total Return Swap Contracts	$-	$34,915,416	$(34,915,416)

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Managed Futures Strategy Fund for the three months ended March 31, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Three Months Ended March 31, 2014
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$-	$6,011,955

The average monthly notional amount of the swap contracts during the three months ended March 31, 2014 for the LoCorr Managed Futures Strategy Fund was $410,769,768.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2014 (Unaudited)

	Maturity	Coupon		Principal
	Date	Rate		Amount	Value
ASSET BACKED SECURITIES: 11.27%
Ally Auto Receivables Trust
Series 2012-4 A3	01/17/2017	0.59%		$25,000	$25,031
Series 2012-5 A3	03/15/2017	0.62%		50,000	50,082
AmeriCredit Automobile Receivables Trust
Series 2012-3 A2	12/08/2015	0.71%		1,437	1,437
Series 2012-5 A2	01/08/2016	0.51%		10,088	10,088
Series 2013-2 A2	11/08/2016	0.53%		32,380	32,393
Series 2012-4 A3	06/08/2017	0.67%		25,000	25,037
Series 2013-1 A3	10/10/2017	0.61%		45,000	45,007
Series 2013-3 A3	04/09/2018	0.92%		50,000	50,169
Capital Auto Receivables Asset Trust
Series 2013-2 A1	07/20/2015	0.77%		25,000	25,021
Series 2013-1 A2	07/20/2016	0.62%		50,000	50,041
Capital One Multi-Asset Execution Trust 2007-A1 A1 (c)	11/15/2019	0.21%		100,000	99,343
CarMax Auto Owner Trust, 2012-3 A3	07/17/2017	0.52%		25,000	25,016
Chase Issuance Trust 2013-A3 A3 (c)	04/15/2020	0.44%		100,000	99,675
Citibank Credit Card Issuance Trust 2013-A11 (c)	02/07/2018	0.40%		100,000	100,122
CNH Equipment Trust
Series 2012-B A3	09/15/2017	0.86%		12,670	12,702
Series 2012-C A3	12/15/2017	0.57%		25,000	25,023
Series 2012-D A3	04/16/2018	0.65%		50,000	50,087
Discover Card Execution Note Trust 2010-A2 A2 (c)	03/15/2018	0.74%		100,000	100,636
Fifth Third Auto Trust, 2013-A A3	09/15/2017	0.61%		50,000	50,037
GE Equipment Midticket LLC 2012-1 A3	05/23/2016	0.60%		25,000	25,015
GE Equipment Small Ticket LLC 2012-1A A3 (Acquired 05/22/2012, Cost, $14,773) (a)	09/21/2015	1.04%		14,776	14,810
GE Equipment Transportation LLC 2012-2 A3	07/25/2016	0.62%		30,000	30,032
Honda Auto Receivables Owner Trust 2012-4 A3	08/18/2016	0.52%		25,000	25,035
Hyundai Auto Receivables Trust 2012-B A3	09/15/2016	0.62%		19,259	19,283
John Deere Owner Trust 2013-A A3	03/15/2017	0.60%		50,000	50,079
Mercedes-Benz Auto Lease Trust 2013-A A3	02/15/2016	0.59%		50,000	50,041
Mercedes-Benz Auto Receivables Trust 2012-1 A2	03/16/2015	0.37%		331	331
Navistar Financial Owner Trust, 2012-A A2 (Acquired 06/26/2012, Cost, $955) (a)	03/18/2015	0.85%		955	955
Santander Drive Auto Receivables Trust
Series 2013-4 A2	09/15/2016	0.89%		17,556	17,585
Series 2013-1 A3	06/15/2017	0.62%		25,000	25,021
Series 2013-2 A3	09/15/2017	0.70%		40,000	40,065
Series 2013-3 A3	10/16/2017	0.70%		50,000	50,061
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%		23,771	22,295
World Omni Auto Receivables Trust
Series 2012-A A3	02/15/2017	0.64%		23,908	23,950
Series 2012-B A3	06/15/2017	0.61%		25,000	25,038
Series 2013-A A3	04/16/2018	0.64%		75,000	74,998
TOTAL ASSET BACKED SECURITIES (Cost $1,371,959)					1,371,541

CORPORATE BONDS: 25.97%
Administrative and Support and Waste Management and Remediation Services: 0.34%
Waste Management, Inc.	09/01/2016	2.60%		40,000	41,424

Finance and Insurance: 11.89%
Aflac Inc.	02/15/2017	2.65%		40,000	41,654
American Express Co.	05/22/2018	1.55%		20,000	19,635
American Express Credit Corp.	09/19/2016	2.80%		20,000	20,858
American International Group, Inc.	09/15/2016	4.88%		40,000	43,640
Bank of America Corp.	08/01/2016	6.50%		30,000	33,602
Bank of America, N.A.	11/14/2016	1.13%		50,000	49,864
Bank of New York Mellon Corp./The	07/28/2016	2.30%		20,000	20,669
Bank of Nova Scotia/The (b)	07/15/2016	1.38%		30,000	30,301
BB&T Corp.	01/12/2018	1.45%		20,000	19,752
Boston Properties Limited Partnership	06/01/2015	5.00%		10,000	10,481
Capital One Financial Corp.	09/01/2016	6.15%		40,000	44,640
Caterpillar Financial Services Corp.	02/17/2015	4.75%		15,000	15,577
Caterpillar Financial Services Corp.	05/29/2015	1.10%		10,000	10,068
Citigroup, Inc. (c)	04/01/2014	1.23%		2,000	2,000
Citigroup, Inc.	11/21/2017	6.13%		75,000	85,875
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%		30,000	30,093
Diageo Capital plc (b)	05/11/2017	1.50%		20,000	20,134
Dragon 2012 LLC	03/12/2024	1.97%		21,646	21,055
Fifth Third Bancorp	06/01/2018	4.50%		20,000	21,603
General Electric Capital Corp.	12/11/2015	1.00%		10,000	10,070
General Electric Capital Corp.	01/09/2017	2.90%		30,000	31,393
General Electric Capital Corp.	05/01/2018	5.63%		55,000	62,858
Goldman Sachs Group, Inc./The	01/15/2015	5.13%		35,000	36,229
Goldman Sachs Group, Inc./The	09/01/2017	6.25%		60,000	68,518
Health Care REIT, Inc.	04/01/2019	4.13%		35,000	37,082
Heineken N.V. (Acquired 10/02/2012, Cost, $9,983) (a)(b)	10/01/2015	0.80%		10,000	10,015
Helios Leasing I LLC	05/29/2024	2.02%		21,716	21,135
Helios Leasing I LLC	07/24/2024	1.73%		22,177	21,259
Helios Leasing I LLC	09/28/2024	1.56%		22,138	20,953
John Deere Capital Corp.	06/29/2015	0.95%		15,000	15,098
John Deere Capital Corp.	04/13/2017	5.50%		15,000	16,720
JPMorgan Chase & Co.	08/15/2017	2.00%		65,000	65,894
JPMorgan Chase & Co.	01/15/2018	6.00%		25,000	28,693
KeyBank National Association	11/01/2017	5.70%		27,000	30,116
Morgan Stanley	03/22/2017	4.75%		30,000	32,740
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%		22,169	21,232
New York Life Global Funding (Acquired 10/09/2012, Cost, $20,506) (a)	05/04/2015	3.00%		20,000	20,517
Phoenix 2012 LLC	07/03/2024	1.61%		22,520	21,477
PNC Funding Corp.	09/19/2016	2.70%		10,000	10,394
Realty Income Corp.	09/15/2016	5.95%		15,000	16,603
Safina Ltd. (b)	01/15/2022	1.55%		21,240	20,843
Simon Property Group LP	03/01/2017	5.88%		40,000	44,817
State Street Bank & Trust Co.	10/15/2018	5.25%		20,000	22,552
Tagua Leasing LLC	11/16/2024	1.58%		22,627	21,426
Total Capital International (b)	06/28/2017	1.55%		15,000	15,148
Toyota Motor Credit Corp.	01/12/2017	2.05%		10,000	10,265
Travelers Companies, Inc./The	12/01/2015	5.50%		16,000	17,263
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%		15,000	14,966
Vornado Realty LP	04/01/2015	4.25%		10,000	10,265
WellPoint, Inc.	01/15/2018	1.88%		45,000	44,663
Wells Fargo & Co.	06/15/2016	3.68%		80,000	84,827
					1,447,532
Information: 1.31%
AT&T Inc.	05/15/2016	2.95%		10,000	10,414
AT&T Inc.	06/01/2017	1.70%		10,000	10,087
Comcast Corp.	06/15/2016	4.95%		8,000	8,699
Comcast Corp.	02/15/2018	5.88%		35,000	40,075
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%		35,000	35,764
Verizon Communications, Inc.	09/14/2018	3.65%		35,000	37,258
Walt Disney Co./The	09/15/2016	5.63%		15,000	16,733
					159,030
Management of Companies and Enterprises: 0.79%
BNP Paribas (b)	08/20/2018	2.70%		40,000	40,794
Macy's Retail Holdings, Inc.	12/01/2016	5.90%		50,000	55,620
					96,414
Manufacturing: 5.26%
AbbVie Inc.	11/06/2015	1.20%		20,000	20,171
ACTAVIS, Inc.	10/01/2017	1.88%		40,000	39,820
Anheuser-Busch InBev Worldwide Inc.	07/15/2015	0.80%		15,000	15,050
Anheuser-Busch InBev Worldwide Inc.	02/15/2016	2.88%		15,000	15,584
Baxter International Inc.	01/15/2017	1.85%		10,000	10,172
Chevron Corp.	12/05/2017	1.10%		10,000	9,913
Coca Cola Co./The	11/15/2017	5.35%		30,000	34,280
ConAgra Foods, Inc.	01/25/2018	1.90%		40,000	39,662
Covidien International Finance S.A. (b)	05/29/2015	1.35%		7,000	7,056
Dow Chemical Co./The	02/15/2016	2.50%		40,000	41,197
Eaton Corp.	11/02/2017	1.50%		35,000	34,832
Ecolab Inc.	02/15/2015	4.88%		15,000	15,529
Ecolab Inc.	12/08/2016	3.00%		15,000	15,718
E.I. du Pont de Nemours & Co.	03/15/2015	4.75%		14,000	14,559
EMC Corp.	06/01/2018	1.88%		40,000	39,973
General Mills, Inc.	03/17/2015	5.20%		25,000	26,094
Intel Corp.	12/15/2017	1.35%		25,000	24,831
Kellogg Co.	05/17/2017	1.75%		40,000	40,280
Kraft Foods Group, Inc.	06/05/2017	2.25%		30,000	30,752
Lockheed Martin Corp.	09/15/2016	2.13%		10,000	10,269
Lorillard Tobacco Co.	08/21/2017	2.30%		40,000	40,814
Motorola Solutions, Inc.	11/15/2017	6.00%		55,000	62,867
Thermo Fisher Scientific Inc.	06/01/2015	5.00%		10,000	10,477
Thermo Fisher Scientific Inc.	08/15/2016	2.25%		10,000	10,249
United Technologies Corp.	06/01/2017	1.80%		30,000	30,501
					640,650
Mining, Quarrying, and Oil and Gas Extraction: 2.86%
Anadarko Petroleum Corp.	09/15/2017	6.38%		25,000	28,620
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%		35,000	35,503
Devon Energy Corp.	05/15/2017	1.88%		15,000	15,109
Phillips 66	05/01/2017	2.95%		85,000	88,670
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%		10,000	10,195
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%		15,000	15,028
Teck Resources Ltd. (b)	08/15/2017	3.85%		85,000	89,755
Transocean Inc. (b)	10/15/2017	2.50%		65,000	65,419
					348,299
Professional, Scientific, and Technical Services: 0.46%
ABB Treasury Center (USA), Inc. (Acquired 06/19/2012, Cost, $15,290) (a)	06/15/2016	2.50%		15,000	15,462
Computer Sciences Corp.	03/15/2018	6.50%		35,000	40,317
					55,779
Real Estate and Rental and Leasing: 0.23%
Liberty Property Limited Partnership	10/01/2017	6.63%		25,000	28,693

Retail Trade: 0.17%
BP Capital Markets (b)	05/05/2017	1.85%		20,000	20,312

Transportation and Warehousing: 1.88%
Canadian National Railway Co. (b)	06/01/2016	5.80%		20,000	22,111
Carnival Corp. (b)	12/15/2017	1.88%		15,000	14,891
GATX Corp.	07/30/2018	2.38%		90,000	89,791
Norfolk Southern Corp.	01/15/2016	5.75%		20,000	21,637
Spectra Energy Partners, LP	09/25/2018	2.95%		50,000	50,970
Union Pacific Corp.	01/15/2015	4.88%		25,000	25,838
VRG Linhas Aereas SA (b)	06/30/2014	1.00%		3,152	3,158
					228,396
Utilities: 0.78%
Commonwealth Edison Co.	04/15/2015	4.70%		20,000	20,797
Connecticut Light & Power Co./The	03/01/2017	5.38%		20,000	21,972
Sempra Energy	04/01/2017	2.30%		25,000	25,562
Southern California Edison Co.	04/01/2015	4.65%		15,000	15,623
Wisconsin Electric Power Co.	04/01/2014	6.00%		11,000	11,000
					94,954
TOTAL CORPORATE BONDS (Cost $3,171,035)					3,161,483

MORTGAGE BACKED SECURITIES: 22.15%
Banc of America Commercial Mortgage Trust, 2006-2 A4 (c)	05/10/2045	5.73%		20,000	21,646
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.71%		25,000	27,213
Series 2006-PWR14 A4	12/11/2038	5.20%		25,000	27,281
Series 2006-TOP24 A4	10/12/2041	5.54%		24,733	27,011
Citigroup Commercial Mortgage Trust, 2006-C5 A4	10/15/2049	5.43%		35,000	38,176
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 A1	10/17/2045	0.67%		18,759	18,635
Credit Suisse Commercial Mortgage Trust Series 2006-C1 A4 (c)	02/15/2039	5.47%		10,000	10,663
Commercial Mortgage Trust 2007-GG9	03/10/2039	5.44%		80,000	87,643
Fannie Mae-Aces
Series 2012-M17 ASQ2	11/25/2015	0.95%		102,290	102,951
Series 2013-M3 ASQ2	02/25/2016	1.08%		44,245	44,544
Series 2013-M1 ASQ2	11/25/2016	1.07%		73,667	73,908
Series 2013-M7 ASQ2	03/25/2018	1.23%		100,000	99,509
Fannie Mae Pool	06/01/2017	1.49%		25,000	25,293
Fannie Mae Pool	07/01/2017	1.50%		35,000	35,311
Fannie Mae Pool	09/01/2017	1.27%		50,000	50,146
Fannie Mae Pool	08/01/2022	2.50%		36,108	37,037
Fannie Mae Pool	09/01/2022	2.50%		37,686	38,657
Fannie Mae Pool	10/01/2022	2.50%		58,568	60,076
Fannie Mae Pool	10/01/2022	2.50%		19,376	19,875
Fannie Mae Pool	11/01/2022	2.50%		19,299	19,795
Fannie Mae Pool	12/01/2022	2.00%		67,927	68,676
Fannie Mae Pool	12/01/2022	2.50%		20,256	20,778
Fannie Mae Pool	01/01/2023	2.50%		20,639	21,171
Fannie Mae Pool	01/01/2023	2.50%		61,885	63,481
Fannie Mae Pool	02/01/2023	2.50%		42,029	43,113
Fannie Mae Pool	03/01/2023	2.50%		42,679	43,780
Fannie Mae Pool	05/01/2023	2.00%		44,223	44,712
Fannie Mae Pool	06/01/2023	2.00%		44,766	45,258
Fannie Mae Pool	08/01/2023	2.50%		45,843	47,020
Fannie Mae Pool	09/01/2023	2.00%		46,494	47,005
Fannie Mae Pool	09/01/2027	3.00%		8,841	8,991
Fannie Mae Pool	09/01/2027	3.00%		22,288	22,666
Fannie Mae Pool	10/01/2027	3.00%		45,906	46,683
Fannie Mae Pool	12/01/2027	2.50%		44,715	44,470
Fannie Mae Pool	12/01/2027	2.50%		45,607	45,357
Fannie Mae Pool (c)	09/01/2042	2.31%		19,897	20,210
FHLMC Multifamily Structured Pass Through Certificates
Series K502 A2	08/25/2017	1.43%		35,000	35,174
Series K701 A2 (c)	11/25/2017	3.88%		50,000	53,582
Series K708 A2	01/25/2019	2.13%		30,000	30,150
Series K709 A2	03/25/2019	2.09%		25,000	25,018
Series KF01 A (c)	04/25/2019	0.50%		87,868	87,775
Series K710 A2	05/25/2019	1.88%		50,000	49,471
Series K712 A2	11/25/2019	1.87%		75,000	73,261
Freddie Mac Gold Pool	04/01/2023	2.50%		42,804	43,848
Freddie Mac Gold Pool	04/01/2023	2.50%		43,585	44,658
Freddie Mac Gold Pool	12/01/2027	2.50%		22,308	22,166
Freddie Mac Gold Pool	12/01/2027	2.50%		46,357	46,178
Freddie Mac Gold Pool	12/01/2027	2.50%		46,643	46,346
Freddie Mac Non Gold Pool (c)	07/01/2042	2.17%		12,301	12,685
Freddie Mac Non Gold Pool (c)	07/01/2042	2.38%		15,433	16,012
Freddie Mac Non Gold Pool (c)	07/01/2042	2.43%		18,926	19,268
Freddie Mac Non Gold Pool (c)	08/01/2042	2.59%		17,284	17,677
Freddie Mac Non Gold Pool (c)	10/01/2042	2.19%		17,794	18,295
Freddie Mac Non Gold Pool (c)	01/01/2043	2.16%		66,662	67,212
Freddie Mac Non Gold Pool (c)	01/01/2043	2.21%		21,876	22,091
Freddie Mac Non Gold Pool (c)	02/01/2043	2.14%		45,230	45,550
GS Mortgage Securities Trust, 2006-GG8 A4	11/10/2039	5.56%		25,000	27,272
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 A4 (c)	04/15/2043	5.48%		33,610	36,062
Series 2006-LDP7 A4 (c)	04/15/2045	5.84%		25,000	27,238
Series 2012-C8 ASB (Acquired 04/23/2013, Cost, $50,865) (a)	10/17/2045	2.38%		50,000	48,775
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%		35,000	38,497
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	09/15/2039	5.37%		40,000	43,703
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 A1	11/17/2045	0.66%		18,588	18,427
Morgan Stanley Capital I Trust
Series 2006-IQ12 A4	12/15/2043	5.33%		24,513	26,564
Series 2006-TOP21 A4 (c)	10/12/2052	5.16%		25,000	26,484
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.52%		33,371	33,445
Series 2011-R2 1A (c)	02/06/2020	0.55%		95,269	95,601
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,703,644)					2,697,226

MUNICIPAL BONDS: 4.43%
City of El Paso, TX	08/15/2014	3.61%		50,000	50,598
City of Huntsville, AL	09/01/2016	2.41%		40,000	41,296
City of Lubbock, TX	02/15/2018	4.44%		25,000	27,224
City of Rochester, MN	02/01/2016	2.25%		25,000	25,350
County of Berks, PA	11/15/2016	1.01%		25,000	24,847
County of Forsyth, NC	04/01/2020	3.55%		30,000	31,526
Denton Independent School District	08/15/2015	2.00%		40,000	40,894
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%		15,000	17,269
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%		25,000	28,326
State of Hawaii	02/01/2017	3.73%		25,000	26,459
State of Mississippi	11/01/2017	1.35%		30,000	29,876
State of Ohio	04/01/2018	3.66%		45,000	48,522
State of Tennessee	05/01/2017	3.82%		25,000	27,014
State of Texas	10/01/2017	2.50%		25,000	25,998
State of Washington	02/01/2017	3.04%		40,000	42,291
University of Texas System	08/15/2018	3.81%		25,000	26,861
Virginia College Building Authority	02/01/2016	2.40%		25,000	25,655
TOTAL MUNICIPAL BONDS (Cost $539,781)					540,006

FOREIGN GOVERNMENT BOND: 0.18%
Petroleos Mexicanos (b)	12/20/2022	2.00%		22,500	22,252
TOTAL FOREIGN GOVERNMENT BOND (Cost $22,500)					22,252

U.S. GOVERNMENT AGENCY ISSUES: 0.91%
Ginnie Mae II Pool	07/20/2060	5.31%		25,103	27,905
Ginnie Mae II Pool	07/20/2062	4.56%		25,393	27,867
Ginnie Mae II Pool	08/20/2062	4.12%		50,653	54,770
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $111,089)					110,542

CERTIFICATES OF DEPOSIT: 0.99%
BMW Bank of North America	07/18/2014	1.00%		40,000	40,064
Discover Bank	07/11/2014	1.00%		40,000	40,059
GE Capital Retail Bank	07/07/2014	1.00%		40,000	40,057
TOTAL CERTIFICATES OF DEPOSIT (Cost $119,680 )					120,180

SHORT TERM INVESTMENTS: 15.05%
DISCOUNT NOTES: 2.46%
Federal Home Loan Bank Discount Notes	08/08/2014	0.08	% (d)	300,000	299,909
TOTAL DISCOUNT NOTES (Cost $299,909)					299,909

U.S. GOVERNMENT AGENCY ISSUES: 3.74%
Federal Farm Credit Banks Funding Corp.	11/19/2014	1.63%		250,000	252,394
Federal Home Loan Mortgage Corp.	11/06/2014	2.65%		200,000	202,767
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $455,322)					455,161

MONEY MARKET FUND: 8.85%				Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.05% (e)				1,077,155	1,077,155
TOTAL MONEY MARKET FUND (COST $1,077,155)					1,077,155

TOTAL SHORT TERM INVESTMENTS (Cost $1,832,386)					1,832,225

TOTAL INVESTMENTS (Cost $9,872,074): 80.95%					9,855,455
Other Assets In Excess of Liabilities: 19.05% (f)					2,318,601
TOTAL NET ASSETS: 100.00%					$12,174,056

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2014, the fair value of these securities total $110,534 which represents 0.91% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2014.
(d)	Effective yield.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.
(f)	Includes assets pledged as collateral for swap contracts.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments, continued
March 31, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows(1):

Cost of investments	$9,872,074

Gross unrealized appreciation	$45,440
Gross unrealized depreciation	(62,059)
Net unrealized depreciation	$(16,619)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, eitherdirectly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of March 31, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$1,371,541	$-	$1,371,541
Corporate Bonds	-	3,161,483	-	3,161,483
Mortgage Backed Securities	-	2,697,226	-	2,697,226
Municipal Bonds	-	540,006	-	540,006
Foreign Government Bond	-	22,252	-	22,252
U.S. Government Agency Issues	-	110,542	-	110,542
Certificates of Deposit	-	120,180	-	120,180
Short Term Investments:
Discount Notes	-	299,909 ^	-	299,909
U.S. Government Agency Issues	-	455,161	-	455,161
Money Market Fund	1,077,155	-	-	1,077,155
Total Investments	$1,077,155	$8,778,300	$-	$9,855,455

Swap Contracts*
Long Total Return Swap Contacts	$-	$(112,179)	$-	$(112,179)
Total Swap Contracts	$-	$(112,179)	$-	$(112,179)

See the consolidated schedule of investments for the investments detailed by industry classification.
^ Priced at amortized cost.

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report. Transfers between levels are recognized at the end of the reporting period.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Commodities Index^	$11,500,000	$(112,179)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts, continued
March 31, 2014 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Long/Short Commodities Strategy Fund at March 31, 2014 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts:
LoCorr Commodities Index	$-	$112,179	$(112,179)
Total Long Total Return Swap Contracts	$-	$112,179	$(112,179)

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Long/Short Commodities Strategy Fund for the three months ended March 31, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Three Months Ended March 31, 2014
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$-	$741,235

The average monthly notional amount of the swap contracts during the three months ended March 31, 2014 for the LoCorr Long/Short Commodities Strategy Fund was $11,500,000.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

COMMON STOCKS: 92.20%	Shares	Value
Accommodation and Food Services: 0.42%
University General Health System, Inc. (a)	1,171,490	$221,412

Administrative and Support and Waste Management and Remediation Services: 7.43%
Hudson Technologies, Inc. (a)	298,864	836,819
TrueBlue, Inc. (a)	40,000	1,170,400
Vertex Energy, Inc. (a)	294,468	1,899,319
		3,906,538

Construction: 0.27%
Erickson Incorporated (a)	7,416	143,203

Finance and Insurance: 15.95%
Atlas Financial Holdings, Inc. (a)(b)	126,320	1,729,321
Banco Latinoamericano de Comercio Exterior, S.A. (b)	42,900	1,132,989
FBR & Co. (a)	27,922	721,225
Franklin Resources, Inc.	14,501	785,664
INTL FCStone Inc. (a)	10,400	195,624
USA Technologies, Inc. (a)	572,600	1,191,008
Viad Corp. (c)	54,500	1,310,180
Wells Fargo & Company	26,474	1,316,817
		8,382,828

Industrials: 2.23%
Aceto Corporation	58,450	1,174,260

Information: 6.96%
DIRECTV (a)	18,334	1,401,084
Media General, Inc. (a)	41,981	771,191
Nexstar Broadcasting Group, Inc.	21,764	816,585
Salem Communications Corporation	66,948	668,811
		3,657,671

Management of Companies and Enterprises: 1.49%
Newtek Business Services, Inc. (a)	271,260	781,229

Manufacturing: 47.39%
Acme United Corporation	10,518	173,968
Advanced Emissions Solutions, Inc. (a)(c)	88,000	2,159,520
Anika Therapeutics, Inc. (a)(c)	40,950	1,683,045
Astronics Corporation (a)(c)	21,037	1,333,956
Flexsteel Industries, Inc.	37,517	1,411,389
Flotek Industries, Inc. (a)	33,400	930,190
GSI Group Inc. (a)(b)	138,620	1,810,377
Insys Therapeutics, Inc. (a)	27,000	1,118,610
Lannett Company, Inc. (a)	38,000	1,357,360
LSI Industries Inc.	97,100	795,249
Manitex International, Inc. (a)	115,406	1,881,118
Multi-Color Corporation	14,000	490,000
NN, Inc.	90,300	1,778,910
Nova Measuring Instruments Ltd. (a)(b)	173,100	1,938,720
Nymox Pharmaceutical Corporation (a)(b)	193,300	1,055,418
Orchids Paper Products Company (c)	16,150	494,190
Orion Energy Systems, Inc. (a)	25,000	181,250
Reed's, Inc. (a)	212,378	1,208,431
Sparton Corporation (a)	43,500	1,273,680
WABCO Holdings Inc. (a)	4,702	496,343
Xplore Technologies Corp. (a)	211,000	1,339,850
		24,911,574

Mining, Quarrying, and Oil and Gas Extraction: 2.20%
Arabian American Development Company (a)	106,800	1,158,780

Professional, Scientific, and Technical Services: 1.42%
Edgewater Technology, Inc. (a)	9,700	69,355
International Business Machines Corporation	3,503	674,292
		743,647

Real Estate and Rental and Leasing: 0.90%
Global Ship Lease, Inc. (a)(b)	108,746	473,045

Transportation and Warehousing: 1.55%
GasLog Ltd. (b)	35,000	815,150

Wholesale Trade: 3.99%
Amira Nature Foods Ltd. (a)(b)	82,040	1,397,962
TESSCO Technologies Incorporated	18,750	700,500
		2,098,462
TOTAL COMMON STOCKS (Cost $47,541,769)		48,467,799

EXCHANGE TRADED FUNDS: 2.67%
Finance and Insurance: 2.67%
Direxion Daily 20 Year Plus Treasury Bear 3X Shares (a)	10,950	623,165
Direxion Daily Small Cap Bear 3X Shares (a)	50,000	780,500
TOTAL EXCHANGE TRADED FUNDS (Cost $1,589,119)		1,403,665

MONEY MARKET FUND: 5.57%
Fidelity Institutional Money Market Portfolio - Class I , 0.05% (d)	2,926,978	2,926,978
TOTAL MONEY MARKET FUND (Cost $2,926,978)		2,926,978

TOTAL INVESTMENTS (Cost $52,057,866): 100.44%		52,798,442
Liabilities in Excess of Other Assets, (0.44)%		(231,212)
TOTAL NET ASSETS, 100.00%		$52,567,230

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.

LoCorr Long/Short Equity Fund
Schedule of Investments, continued
March 31, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows(1)(2):

Cost of investments	$52,057,866

Gross unrealized appreciation	$3,737,850
Gross unrealized depreciation	(2,997,274)
Net unrealized appreciation	$740,576

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Excludes securities sold short.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of March 31, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$48,467,799	$-	$-	$48,467,799
Exchange Traded Funds	1,403,665	-	-	1,403,665
Money Market Fund	2,926,978	-	-	2,926,978
Total Investments	$52,798,442	$-	$-	$52,798,442

Securities Sold Short
Common Stocks - Short	$(3,976,010)	$-	$-	$(3,976,010)
Total Securities Sold Short	$(3,976,010)	$-	$-	$(3,976,010)

See the schedule of investments and schedule of securities sold short for detail by industry classification.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report. Transfers between levels are recognized at the end of the reporting period.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS: (7.56)%
Administrative and Support and Waste Management and Remediation Services: (0.48)%
Angie's List, Inc. (a)	(21,000)	$(255,780)

Health Care & Social Assistance: (0.97)%
Community Health Systems, Inc. (a)	(13,000)	(509,210)

Information: (1.27)%
Autodesk, Inc. (a)	(5,000)	(245,900)
Yandex N.V. (a)(b)	(14,000)	(422,660)
		(668,560)
Manufacturing: (2.78)%
Abbott Laboratories	(12,000)	(462,120)
Energizer Holdings, Inc.	(4,500)	(453,330)
Prestige Brands Holdings, Inc. (a)	(20,000)	(545,000)
		(1,460,450)

Retail Trade: (1.06)%
Group 1 Automotive, Inc.	(8,500)	(558,110)

Transportation and Warehousing: (1.00)%
C.H. Robinson Worldwide, Inc.	(10,000)	(523,900)

TOTAL COMMON STOCKS (Proceeds $4,140,167): (7.56)%		(3,976,010)
TOTAL SECURITIES SOLD SHORT (Proceeds $4,140,167): (7.56)%		$(3,976,010)

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2014 (Unaudited)

		Shares	Value

BUSINESS DEVELOPMENT COMPANIES: 6.25%
Closed-End Funds: 6.25%
Finance and Insurance: 6.25%
Ares Capital Corporation		37,137	$654,354
Fifth Street Finance Corp.		29,450	278,597
Prospect Capital Corporation		55,117	595,263
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,564,510)			1,528,214

COMMON STOCKS: 10.56%
Finance and Insurance: 1.42%
Banco Santander, S.A. - ADR (a)		36,260	347,371

Information: 3.38%
Frontier Communications Corporation		145,204	827,663

Manufacturing: 1.41%
HollyFrontier Corporation		7,248	344,860

Mining, Quarrying, and Oil and Gas Extraction: 2.23%
Seadrill Limited (a)		15,524	545,824

Transportation and Warehousing: 2.12%
Ship Finance International Limited (a)		19,437	349,283
Student Transportation Inc. (a)		27,130	167,934
			517,217
TOTAL COMMON STOCKS (Cost $2,469,315)			2,582,935

EXCHANGE TRADED FUNDS: 6.50%
Finance and Insurance: 6.50%
iShares National AMT-Free Muni Bond ETF		7,430	795,456
Market Vectors High Yield Municipal Index ETF		26,930	795,781
TOTAL EXCHANGE TRADED FUNDS (Cost $1,592,918)			1,591,237

INVESTMENT COMPANIES: 9.63%
Closed-End Funds: 9.63%
Finance and Insurance: 9.63%
Avenue Income Credit Strategies Fund		23,018	405,117
BlackRock Corporate High Yield Fund Inc		22,321	273,655
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		50,774	666,154
Nuveen Preferred Income Opportunities Fund		37,716	350,382
Stone Harbor Emerging Markets Income Fund		8,705	161,043
Western Asset Emerging Markets Income Fund Inc.		14,505	178,992
Western Asset Global High Income Fund Inc.		26,106	321,104
TOTAL INVESTMENT COMPANIES (Cost $2,328,774)			2,356,447

MASTER LIMITED PARTNERSHIPS: 22.55%
Finance and Insurance: 4.61%
KKR & Co. L.P.		31,909	728,802
Och-Ziff Capital Management, L.P.		29,011	399,481
			1,128,283
Manufacturing: 5.87%
CVR Partners, LP		21,174	448,677
CVR Refining, LP		14,356	334,208
Northern Tier Energy LP		13,347	343,285
Terra Nitrogen Company, L.P.		2,030	308,925
			1,435,095
Mining, Quarrying, and Oil and Gas Extraction: 5.67%
PetroLogistics LP		28,290	351,928
Regency Energy Partners LP		14,255	388,032
Vanguard Natural Resources, LLC		21,763	647,884
			1,387,844
Other Services (except Public Administration): 1.49%
StoneMor Partners L.P.		14,505	364,801

Transportation and Warehousing: 4.91%
Navios Maritime Partners L.P. (a)		27,563	537,203
Niska Gas Storage Partners LLC		24,229	351,805
NuStar Energy L.P.		5,656	310,797
			1,199,805
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,448,783)			5,515,828

Real Estate Investment Trusts (REITs): 15.55%
Finance and Insurance: 5.20%
American Capital Mortgage Investment Corp.		31,916	599,063
Apollo Commercial Real Estate Finance, Inc.		20,306	337,689
Invesco Mortgage Capital Inc.		20,306	334,440
			1,271,192
Real Estate and Rental and Leasing: 10.35%
American Realty Capital Properties, Inc.		23,210	325,404
Capstead Mortgage Corporation		25,816	326,831
EPR Properties		13,487	720,071
Hospitality Properties Trust		22,921	658,291
Senior Housing Properties Trust		15,379	345,566
Whitestone REIT		10,882	157,136
			2,533,299
TOTAL REITs (Cost $3,767,544)			3,804,491

ROYALTY TRUST: 2.60%
Manufacturing: 2.60%
BP Prudhoe Bay Royalty Trust		7,547	637,269
TOTAL ROYALTY TRUST (Cost $605,042)			637,269

PRIVATE PLACEMENT: 14.54%	Coupon
Finance and Insurance: 14.54%	Rate	Units
Terra Secured Income Fund 5, LLC (b)	8.50%	$3,557,778	3,557,778
TOTAL PRIVATE PLACEMENT (Cost $3,210,190)			3,557,778

MONEY MARKET FUND: 6.35%		Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.05% (c)		1,552,672	1,552,672
TOTAL MONEY MARKET FUND (Cost $1,552,672)			1,552,672

TOTAL INVESTMENTS (Cost $22,539,748): 94.53%			23,126,871
Other Assets in Excess of Liabilities, 5.47%			1,337,896
TOTAL NET ASSETS, 100.00%			$24,464,767

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Deemed to be illiquid. At March 31, 2014, the fair value of these securities total $3,557,778, which represents 14.54% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.

LoCorr Spectrum Income Fund
Schedule of Investments, continued
March 31, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows(1):

Cost of investments	$22,539,748

Gross unrealized appreciation	$837,062
Gross unrealized depreciation	(249,939)
Net unrealized appreciation	$587,123

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of March 31, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,528,214	$-	$-	$1,528,214
Common Stocks	2,582,935	-	-	2,582,935
Exchange Traded Funds	1,591,237	-	-	1,591,237
Investment Companies	2,356,447	-	-	2,356,447
Master Limited Partnerships	5,515,828	-	-	5,515,828
Real Estate Investment Trusts (REITs)	3,804,491	-	-	3,804,491
Royalty Trust	637,269	-	-	637,269
Private Placement	-	-	3,557,778	3,557,778
Money Market Fund	1,552,672	-	-	1,552,672
Total Investments	$19,569,093	$-	$3,557,778	$23,126,871

See the schedule of investments for the investments detailed by industry classification.

There were no transfers between levels during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended March 31, 2014:

Investments in Securities, at fair value
Balance, December 31, 2013*	$-
Purchases	3,202,000
(Sales)	-
Discount accretion	8,190
Realized gain/(loss)	-
Change in net unrealized gain (loss)	347,588
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, March 31, 2014	$3,557,778

Net unrealized gains relating to Level 3 investments still held at March 31, 2014	$347,588

* The Fund commenced operations on January 1, 2014.

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Type of Security	Valuation Technique	Unobservable Input	Fair Value at March 31, 2014	Range

Private Placement	Third party valuation	Market inputs	$3,557,778	N/A

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title) /s/ Kevin Kinzie
                                             Kevin Kinzie, President

Date   May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Kinzie
                                             Kevin Kinzie, President

Date   May 22, 2014

By (Signature and Title) /s/ Jon Essen
                                             Jon Essen, Treasurer

Date   May 22, 2014